Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision (benefit) for income taxes for the years ended December 31, 2021 and 2020 consist of the following:
	2021	2020

Current	$-	$-
Deferred	-	-
Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

For the years ended December 31, 2021 and 2020, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	For the Years Ended December 31,
	2021		2020

Expected tax at statutory rates	$(2,351,000)	21%	$(617,000)	21%
Permanent Differences	692,000	6%	(42,000)	1%
State Income Tax, Net of Federal benefit	(612,000)	5%	-	0%
Current Year Change in Valuation Allowance	2,291,000	20%	659,000	22%
Prior Year True-Ups	(20,000)	0%	-	0%
Income tax expense	$-	0%	$-	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	As of December 31, 2021, and 2020 significant components of the Company’s deferred tax assets are as follows:
	For the Years Ended December 31,
	2021	2020
Deferred Tax Assets (Liabilities):
Accrued payroll	$22,000	$41,000
ASC842-ROU Asset	(1,117,000)	65,000
ASC842-ROU (Liability)	1,189,000	(67,000)
Gain from derivatives	(4,000)	(107,000)
Stock based compensation	398,000	119,000
Depreciation	(764,000)	(1,000)
Net operating loss	8,478,000	5,861,000
Net deferred tax assets (liabilities)	8,202,000	5,911,000
Valuation allowance	(8,202,000)	(5,911,000)
Net deferred tax assets (liabilities)	$-	$-